Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2060 Portfolio
September 30, 2021
VIPF2060-NPRT3-1121
1.9893091.102
Domestic Equity Funds - 49.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	12,801	681,645
VIP Equity-Income Portfolio Initial Class (a)	26,565	712,206
VIP Growth & Income Portfolio Initial Class (a)	31,972	811,450
VIP Growth Portfolio Initial Class (a)	6,764	700,009
VIP Mid Cap Portfolio Initial Class (a)	4,412	197,215
VIP Value Portfolio Initial Class (a)	27,406	521,817
VIP Value Strategies Portfolio Initial Class (a)	15,426	254,527
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,113,835)		3,878,869

International Equity Funds - 42.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	86,827	1,208,627
VIP Overseas Portfolio Initial Class (a)	72,828	2,104,742
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,865,721)		3,313,369

Bond Funds - 8.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	13,886	158,719
Fidelity International Bond Index Fund (a)	1,580	15,843
Fidelity Long-Term Treasury Bond Index Fund (a)	17,251	249,972
VIP High Income Portfolio Initial Class (a)	21,743	118,932
VIP Investment Grade Bond Portfolio Initial Class (a)	10,646	146,703
TOTAL BOND FUNDS (Cost $670,023)		690,169

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,649,579)	7,882,407
NET OTHER ASSETS (LIABILITIES) - 0.0%	(870)
NET ASSETS - 100.0%	7,881,537

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	16	-	16	-	-	-	-	0.0%
Total	16	-	16	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	102,445	94,461	43,700	4	8	5,505	158,719
Fidelity International Bond Index Fund	-	15,971	41	-	-	(87)	15,843
Fidelity Long-Term Treasury Bond Index Fund	117,844	221,433	81,217	3,508	(4,657)	(3,431)	249,972
VIP Contrafund Portfolio Initial Class	444,197	397,352	228,796	22,183	5,075	63,817	681,645
VIP Emerging Markets Portfolio Initial Class	846,529	814,988	379,566	35,158	(3,740)	(69,584)	1,208,627
VIP Equity-Income Portfolio Initial Class	468,745	412,893	233,513	16,030	3,197	60,884	712,206
VIP Government Money Market Portfolio Initial Class 0.01%	10,223	210	10,433	-	-	-	-
VIP Growth & Income Portfolio Initial Class	533,919	476,074	275,166	16,729	1,570	75,053	811,450
VIP Growth Portfolio Initial Class	452,658	445,757	219,690	56,035	2,859	18,425	700,009
VIP High Income Portfolio Initial Class	102,247	84,733	71,777	875	86	3,643	118,932
VIP Investment Grade Bond Portfolio Initial Class	125,346	136,843	113,853	1,838	(1,085)	(548)	146,703
VIP Mid Cap Portfolio Initial Class	129,472	107,517	61,241	505	717	20,750	197,215
VIP Overseas Portfolio Initial Class	1,269,625	1,237,737	558,335	39,813	5,876	149,839	2,104,742
VIP Value Portfolio Initial Class	342,874	297,400	185,567	860	3,760	63,350	521,817
VIP Value Strategies Portfolio Initial Class	167,744	141,197	90,798	283	2,478	33,906	254,527
	5,113,868	4,884,566	2,553,693	193,821	16,144	421,522	7,882,407

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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